Acquisitions and Subsequent Events - Additional Information (Detail) $ / shares in Units, € in Millions								3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 11, 2021 EUR (€)	Jul. 20, 2021 EUR (€)	Jun. 29, 2021 shares	Mar. 19, 2021 $ / shares shares	Mar. 15, 2021 USD ($)	Mar. 12, 2021 $ / shares shares	Feb. 26, 2021 USD ($) $ / shares shares	Apr. 30, 2021 USD ($)	Jul. 31, 2020 USD ($)	Jul. 31, 2021 USD ($) $ / shares shares	Jul. 31, 2020 USD ($)	Jan. 31, 2021 USD ($) $ / shares shares	Jan. 31, 2020 USD ($) shares	Jan. 31, 2019 USD ($)	Jul. 06, 2021 $ / shares	Jul. 01, 2021 $ / shares	Mar. 13, 2021 USD ($)
Subsequent Event [Line Items]
Adjustments in warrants | $									$ 11,516,000	$ (9,237,000)	$ 10,981,000	$ 73,125,000	$ 875,000	$ 388,000
Additional paid-in capital | $										$ 1,216,893,000		$ 62,736,000	$ 20,331,000
Issuance Of Earnout Shares										118,724,904		266,494,345	227,825,043
Number of days determining Earnout Triggering Event										10 days		10 days
Number of consecutive days determining Earnout Triggering Event										20 days		20 days
Earnout Triggering Event [Member] | Share Price Greater Or Equal 15 USD [Member]
Subsequent Event [Line Items]
Share price triggering Earnout | $ / shares						$ 15.00						$ 15.00
Earnout Triggering Event [Member] | Share Price Greater Or Equal 20 USD [Member]
Subsequent Event [Line Items]
Share price triggering Earnout | $ / shares										$ 20.00		20.00
Earnout Triggering Event [Member] | Share Price Greater Or Equal 30 USD [Member]
Subsequent Event [Line Items]
Share price triggering Earnout | $ / shares												$ 30.00
Tranche Three [Member]
Subsequent Event [Line Items]
Earnout Shares				9,000,000		9,000,000
Tranche Three [Member] | Earnout Triggering Event [Member] | Share Price Greater Or Equal 30 USD [Member]
Subsequent Event [Line Items]
Earnout Shares										9,000,000
Share price triggering Earnout | $ / shares																$ 30.00
Sponsor [Member]
Subsequent Event [Line Items]
Principal amount of working capital loans | $							$ 1,500,000
Sponsor [Member] | Private Placement Warrants [Member]
Subsequent Event [Line Items]
Debt conversion converted instrument warrants issued							1,000,000
Conversion price per warrants | $ / shares							$ 1.50
PIPE Investor [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues							22,500,000
Aggregate purchase price | $							$ 225,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Repayments of term loan facility | $					$ 35,000,000.0
Payments of accrued interest and prepayment fees | $					$ 1,200,000
Adjustments in warrants | $								$ 84,400,000
Additional paid-in capital | $								$ 743,700,000
Subsequent Event [Member] | Tranche Three And Final [Member]
Subsequent Event [Line Items]
Earnout Shares			9,000,000
Subsequent Event [Member] | Public Warrants [Member]
Subsequent Event [Line Items]
Class of warrants redemption price per share | $ / shares															$ 0.01
Has To Be [Member]
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross | €		€ 250.0
ViriCiti B V [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross | €	€ 75.0
Common Stock [Member]
Subsequent Event [Line Items]
Stock that may be issued										27,000,000		27,000,000
Common Stock [Member] | Business Combination Agreement [Member]
Subsequent Event [Line Items]
Conversion of warrants,shares issued							38,761,031
Conversion of options, shares issued							30,135,695
Conversion of unvested restricted shares of common stock, shares issued							345,689
Common Stock [Member] | Charge Point [Member]
Subsequent Event [Line Items]
Business Acquisition,Number of Shares received							0.9966
Earnout Shares [Member]
Subsequent Event [Line Items]
Issuance Of Earnout Shares				18,000,000								27,000,000
Earnout share price | $ / shares				$ 27.84
Earnout liability | $							$ 828,100										$ 743,700,000
Founder Shares [Member] | Founders Stock Letter [Member]
Subsequent Event [Line Items]
Number of shares cancelled as a capital contribution							984,706
Number of shares cancelled as a capital contribution par value per share | $ / shares							$ 0.0001
Number of founder shares forfeited							900,000
Stock conversion basis							one-for-one